Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Disclosure of Detailed Information About Property, Plant And Equipment [Abstract]
Property, plant and equipment
5.
Property, plant and equipment

	Freehold Land	Plant and equipment	Buildings	Leasehold improvements	Office equipments	Furniture and fixtures	Computers	Capital work in progress	Total property, plant and equipment
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2023	13,881	476,679	130	143	113	91	261	113,723	605,021
Additions during the year	597	9,579	-	6	69	40	235	172,122	182,648
Disposals and adjustments during the year	(253)	(27,544)	—	—	(6)	(2)	(10)	—	(27,815)
Transfer/Capitalised during the year	—	125,409	1,271	—	—	—	—	(126,680)	-
As at March 31, 2024	14,225	584,123	1,401	149	176	129	486	159,165	759,854
Additions during the year	273	857	-	—	26	26	156	101,606	102,944
Disposals and adjustments during the year	(189)	(15,710)	—	—	(17)	(2)	(24)	—	(15,942)
Transfer/Capitalised during the year	—	115,262	3,468	—	—	—	—	(118,730)	-
As at March 31, 2025	14,309	684,532	4,869	149	185	153	618	142,040	846,856
Additions during the year	370	1,103	-	35	84	58	37	124,303	125,990
Acquisition through business combination (refer Note 52)	—	49	—	—	12	12	9	—	82
Disposals and adjustments during the year	(56)	(40,049)	—	(3)	(11)	(3)	(35)	(1,523)	(41,680)
Transfer/Capitalised during the year	—	145,651	222	—	—	—	—	(145,873)	-
Exchange differences	—	5	-	—	1	1	1	-	8
As at March 31, 2026	14,623	791,291	5,091	181	271	221	630	118,948	931,256

Accumulated depreciation
As at April 1, 2023	—	66,270	37	125	69	44	121	—	66,666
Charge for the year (refer Note 32)	—	15,526	15	4	17	8	58	—	15,628
Depreciation capitalised during the year	—	283	32	2	6	2	44	—	369
Disposals and adjustments during the year	—	(1,397)	—	—	(4)	—	(8)	—	(1,409)
As at March 31, 2024	—	80,682	84	131	88	54	215	—	81,254
Charge for the year (refer Note 32)	—	18,860	16	2	11	9	43	—	18,941
Depreciation capitalised during the year	—	407	56	3	14	4	86	—	570
Disposals and adjustments during the year	—	(953)	—	—	(8)	(1)	(14)	—	(976)
As at March 31, 2025	—	98,996	156	136	105	66	330	—	99,789
Charge for the year (refer Note 32)	—	23,434	13	3	14	13	26	—	23,503
Disposals and adjustments during the year	—	(2,318)	—	(3)	—	(1)	(23)	—	(2,345)
Depreciation capitalised during the year	—	127	158	6	22	6	108	—	427
As at March 31, 2026	—	120,239	327	142	141	84	441	—	121,374

Net book value
As at April 1, 2024 (INR)	14,225	503,441	1,317	18	88	75	271	159,165	678,600
As at March 31, 2025 (INR)	14,309	585,536	4,713	13	80	87	288	142,040	747,066
As at March 31, 2026 (INR)	14,623	671,052	4,764	39	130	137	189	118,948	809,882
As at March 31, 2026 (USD)	156	7,152	51	0	1	1	2	1,268	8,631

Mortgage and hypothecation on property, plant and equipment:

Property, plant and equipment are subject to a pari passu first charge to respective lenders for project term loans, buyer's / supplier's credit, senior secured notes, working capital loan, debentures and acceptances as disclosed in Note 18 and 23.

Capitalised borrowing costs

The amount of borrowing costs capitalised in Property, plant and equipment during the year ended March 31, 2026 was INR 11,269 (March 31, 2025: INR 11,873, March 31, 2024 INR 11,938). The rate ranging between 5.93% to 9.70% (March 31, 2025: 6.70% to 12%) used to determine borrowing costs eligible for capitalisation was the effective interest rate of specific borrowings and capitalisation rate of general borrowings.

Assets on operating lease (also refer Note 38 and Note 53)

Plant and equipment includes assets given on operating lease having gross cost of INR Nil (March 31, 2025: INR 11,700; April 1, 2024: INR 7,416) and on which depreciation of INR Nil (March 31, 2025: INR 188; March 31, 2024: INR 35) was charged leading to net book value of INR Nil (March 31, 2025: INR 11,477; April 1, 2024: INR 7,381). Also, capital work in progress includes INR Nil (March 31, 2025: INR 608; April 1, 2024: INR 3,846) which once ready will be given on operating lease. The assets including capital work in progress which were put to use during the year, which were given on operating lease were sold to third parties.